Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-2614959
Plan number	004
Notes receivable from participants	$ 49,881,146
Total investments and notes receivable (held at end of year)	$ 10,867,660,125
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Master Trust | Common and preferred stock, self-directed accounts, collective trust funds and funds of funds
EBP, Schedule of Asset Held for Investment [Line Items]
Master trust, current value	$ 10,514,417,004
Investment, Identifier [Axis]: Master Trust | Fully benefit-responsive investment contracts, at contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Master trust, current value	$ 303,361,975